FINANCING AND FINANCIAL INSTRUMENTS - Derivative Financial Instruments - Classified as Level 2 (Details) - Level 2 - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair value	$ 438	$ 806
Derivative liabilities, fair value	(638)	(354)
Total interest rate instruments
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair value	0	0
Derivative liabilities, fair value	0	0
Other interest rate instruments
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	8	221
Derivative assets, fair value	0	0
Derivative liabilities, notional amount	20	453
Derivative liabilities, fair value	0	0
Total foreign exchange rate instruments
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair value	266	166
Derivative liabilities, fair value	(518)	(142)
Forward purchase contracts
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	499	1,198
Derivative assets, fair value	35	60
Derivative liabilities, notional amount	195	4,114
Derivative liabilities, fair value	(39)	(82)
Forward sale contracts
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	59	2,510
Derivative assets, fair value	6	53
Derivative liabilities, notional amount	1,088	825
Derivative liabilities, fair value	(113)	(11)
Exchange option purchases
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	4,203	619
Derivative assets, fair value	67	34
Derivative liabilities, notional amount	75	760
Derivative liabilities, fair value	0	(3)
Exchange options sales
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	1	920
Derivative assets, fair value	0	19
Derivative liabilities, notional amount	3,602	608
Derivative liabilities, fair value	(294)	(46)
Total raw materials (base metals), freight, energy, emission rights
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair value	172	640
Derivative liabilities, fair value	(120)	(212)
Term contracts sales
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	386	1,350
Derivative assets, fair value	26	373
Derivative liabilities, notional amount	302	486
Derivative liabilities, fair value	(44)	(46)
Term contracts purchases
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	571	1,538
Derivative assets, fair value	146	267
Derivative liabilities, notional amount	651	1,235
Derivative liabilities, fair value	(76)	(166)
Options sales/purchases
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	3	18
Derivative assets, fair value	0	0
Derivative liabilities, notional amount	0	0
Derivative liabilities, fair value	0	$ 0
Currency swaps sales
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	1,189
Derivative assets, fair value	7
Derivative liabilities, notional amount	3,734
Derivative liabilities, fair value	(55)
Currency swaps purchase
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	2,614
Derivative assets, fair value	151
Derivative liabilities, notional amount	1,701
Derivative liabilities, fair value	$ (17)